Related parties (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Amounts due to a related party	$ 257,037	$ 0	$ 0	$ 1,590,305
GaoXiaofeng [Member]
Related Party Transaction [Line Items]
Amounts due to a related party				$ 1,590,305